UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, 32nd Floor, New York, NY 10022

(Address of principal executive offices)	(Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc.,399 Park Avenue, 32nd Floor, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-650-3914

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 33.0%
BANKS — 4.7%
Bank of Nova Scotia
0.16%, 3/28/14 (A)	$25,000,000	$24,993,889
Caisse Centrale Desjardins du Quebec
0.13%, 2/7/14 (A)(B)	25,000,000	24,999,458
0.24%, 2/19/14 (A)(B)	25,000,000	24,997,000
0.17%, 3/13/14 (A)(B)	25,000,000	24,995,278
0.22%, 3/17/14 (A)(B)	25,000,000	24,993,278
		124,978,903
DOMESTIC/FOREIGN BANK SUPPORTED — 2.0%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.14%, 3/19/14 (A)(B)	43,000,000	42,992,308
0.17%, 6/19/14 (A)(B)	10,000,000	9,993,483
		52,985,791
INDUSTRIAL & OTHER COMMERCIAL PAPER — 26.3%
Board of Trustees of The Leland Stanford Junior University
0.09%, 3/27/14 (A)	25,300,000	25,296,739
CDP Financial
0.15%, 3/17/14 (A)	25,000,000	24,995,417
0.12%, 3/18/14 (A)	25,000,000	24,996,250
Coca-Cola
0.14%, 2/18/14 (A)(B)	25,000,000	24,998,347
0.14%, 2/21/14 (A)(B)	25,000,000	24,998,056
Dean Health Systems
0.11%, 3/6/14 (A)	32,000,000	31,996,773
Merck & Co.
0.04%, 2/6/14 (A)(B)	35,000,000	34,999,806
National Australia Funding Delaware
0.13%, 4/2/14 (A)(B)	25,000,000	24,994,583
0.16%, 5/5/14 (A)(B)	25,000,000	24,989,990
0.19%, 5/20/14 (A)(B)	25,000,000	24,986,125
Old Line Funding
0.24%, 3/3/14 (A)(B)	25,000,000	24,995,000
0.20%, 6/30/14 (A)(B)	21,000,000	20,982,617
President and Fellows of Harvard College
0.09%, 3/20/14 (A)	27,000,000	26,996,827
Procter & Gamble
0.07%, 2/28/14 (A)(B)	47,000,000	46,997,532
Province of British Columbia Canada
0.13%, 2/19/14 (A)	30,000,000	29,998,050
Province of Ontario Canada
0.11%, 4/22/14 (A)	7,150,000	7,148,252
0.11%, 4/24/14 (A)	42,000,000	41,989,477
PSP Capital
0.14%, 3/13/14 (A)(B)	11,000,000	10,998,289
0.11%, 3/21/14 (A)(B)	18,000,000	17,997,360
0.14%, 4/4/14 (A)(B)	19,000,000	18,995,419
0.14%, 4/8/14 (A)(B)	14,000,000	13,996,407
0.13%, 4/30/14 (A)(B)	22,000,000	21,993,009
Trinity Health
0.15%, 3/12/14 (A)	23,000,000	22,996,262
University of California
0.10%, 2/13/14 (A)	42,000,000	41,998,600
Yale University
0.14%, 3/11/14 (A)	23,000,000	22,996,601
0.10%, 4/1/14 (A)	31,750,000	31,744,796
0.11%, 4/3/14 (A)	20,000,000	19,996,272
		690,072,856
TOTAL COMMERCIAL PAPER		868,037,550
MUNICIPAL OBLIGATIONS — 30.2%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/6/14 (C)(D)	1,900,000	1,900,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.04%, 2/1/14 (D)	9,000,000	9,000,000
Board of Trustee Michigan State, TECP
0.09%, 2/6/14	25,000,000	25,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/5/14 (D)	27,100,000	27,100,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.03%, 2/5/14 (C)(D)	3,000,000	3,000,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/5/14 (D)	100,000	100,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/14 (D)	15,500,000	15,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/1/14 (D)	11,500,000	11,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/1/14 (D)	40,800,000	40,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/1/14 (D)	26,200,000	26,200,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/14 (D)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/6/14 (C)(D)	3,030,000	3,030,000
Chicago Illinois, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.03%, 2/1/14 (D)	14,000,000	14,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/14 (D)	3,000,000	3,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.02%, 2/6/14 (D)	$23,900,000	$23,900,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.01%, 2/1/14 (D)	10,950,000	10,950,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.04%, 2/6/14 (D)	51,205,000	51,205,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 2/5/14 (D)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 2/6/14 (D)	3,350,000	3,350,000
Harris County, IDC, Exxon Project, AMT, RB
0.04%, 2/1/14 (D)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.06%, 2/5/14 (C)(D)	4,145,000	4,145,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 2/7/14 (D)	3,800,000	3,800,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.03%, 2/5/14 (D)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.04%, 2/5/14 (D)	1,250,000	1,250,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.16%, 2/6/14 (D)	1,749,000	1,749,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.01%, 2/1/14 (D)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.01%, 2/1/14 (D)	8,700,000	8,700,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.04%, 2/1/14 (D)	15,000,000	15,000,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.12%, 2/6/14 (D)	17,000,000	17,000,000
Missouri State, HEFA, Health Care Project, Ser E, RB, (LOC: PNC Bank N.A.)
0.02%, 2/1/14 (D)	10,100,000	10,100,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.04%, 2/6/14 (D)	3,000,000	3,000,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/14 (D)	14,000,000	14,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 2/6/14 (D)	35,790,000	35,790,000
NYC, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 2/5/14 (D)	2,300,000	2,300,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.02%, 2/1/14 (D)	46,800,000	46,800,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.02%, 2/1/14 (D)	15,760,000	15,760,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.02%, 2/1/14 (D)	10,000,000	10,000,000
NYC, Water & Sewer System, Ser B-1, (LOC: U.S. Bank N.A.)
0.02%, 2/1/14 (D)	1,500,000	1,500,000
NYC, Water & Sewer System, Ser B-3, RB
0.02%, 2/1/14 (D)	17,450,000	17,450,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.03%, 2/5/14 (D)	12,000,000	12,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/5/14 (C)(D)	2,000,000	2,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.04%, 2/5/14 (C)(D)	2,800,000	2,800,000
NYS, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/5/14 (D)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (D)	33,000,000	33,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/5/14 (C)(D)	2,600,000	2,600,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 2/5/14 (D)	16,000,000	16,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 2/5/14 (D)	12,000,000	12,000,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.03%, 2/5/14 (D)	28,200,000	28,200,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.03%, 2/6/14 (D)	$3,300,000	$3,300,000
University of California, Ser Z-1, RB
0.09%, 2/6/14 (D)	10,000,000	10,000,000
University of California, Ser Z-2, RB
0.09%, 2/6/14 (D)	9,000,000	9,000,000
University of California, TECP
0.07%, 3/5/14	41,200,000	41,197,437
University of Texas Permanent Fund, TECP
0.08%, 2/11/14	17,000,000	17,000,000
0.10%, 4/2/14	21,000,000	21,000,000
0.13%, 5/19/14	16,000,000	16,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.03%, 2/1/14 (D)	20,000,000	20,000,000
Wisconsin State, TECP
0.06%, 2/5/14	19,000,000	19,000,000
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.11%, 3/4/14	15,000,000	15,000,000
TOTAL MUNICIPAL OBLIGATIONS		793,276,437

CERTIFICATES OF DEPOSIT — 11.7%
Australia & New Zealand Banking Group, NY
0.18%, 2/20/14	25,000,000	25,000,000
Bank of Montreal Chicago
0.15%, 4/9/14	25,000,000	25,000,000
0.21%, 5/1/14	25,000,000	25,000,617
Bank of Nova Scotia
0.19%, 5/8/14	20,000,000	20,000,000
0.28%, 11/6/14	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, NY
0.22%, 6/17/14	25,000,000	25,000,000
0.26%, 11/7/14	25,000,000	25,000,000
0.24%, 12/4/14	25,000,000	25,000,000
National Bank of Canada, NY
0.19%, 4/22/14	25,000,000	25,000,000
0.35%, 8/21/14	11,600,000	11,609,308
Royal Bank of Canada, NY
0.19%, 4/7/14	25,000,000	25,000,000
0.23%, 6/9/14	25,000,000	25,000,000
Westpac Banking Corp.
0.14%, 3/31/14	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		306,609,925
CORPORATE OBLIGATIONS — 10.3%
BANKS — 6.0%
Bank of Montreal MTN
1.75%, 4/29/14	21,775,000	21,855,163
Bank of New York Mellon MTN
4.30%, 5/15/14	21,886,000	22,137,150
Commonwealth Bank of Australia
2.13%, 3/17/14 (B)	12,250,000	12,278,458
National Australia Bank
2.25%, 4/11/14 (B)	12,000,000	12,046,087
Province of Ontario
4.10%, 6/16/14	51,750,000	52,500,782
Royal Bank of Canada MTN
1.45%, 10/30/14	29,340,000	29,580,989
US Bancorp MTN
4.20%, 5/15/14	6,100,000	6,169,056
		156,567,685
CONSUMER SERVICES — 0.0%
Board of Trustees of The Leland Stanford Junior University
3.63%, 5/1/14	1,470,000	1,482,231

DOMESTIC/FOREIGN BANK SUPPORTED — 1.5%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.16%, 2/2/43 (E)	37,525,000	37,525,000
Lauren Co. LLC, Ser 2003 (LOC: Wells Fargo Bank, N.A.)
0.21%, 7/1/33 (E)	200,000	200,000
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.16%, 12/1/24 (E)	1,300,000	1,300,000
		39,025,000
FINANCIALS — 2.7%
General Electric Capital MTN
5.90%, 5/13/14	19,483,000	19,788,658
5.65%, 6/9/14	5,600,000	5,706,120
4.75%, 9/15/14	20,766,000	21,343,569
2.15%, 1/9/15	23,406,000	23,818,828
		70,657,175
INDUSTRIAL — 0.1%
Wal-Mart Stores
3.00%, 2/3/14	2,000,000	2,000,298

TOTAL CORPORATE OBLIGATIONS		269,732,389
REGIONAL GOVERNMENT OBLIGATIONS — 0.4%
Province of Manitoba Canada
1.38%, 4/28/14	7,975,000	7,998,506
Province of Quebec Canada
4.88%, 5/5/14	3,120,000	3,157,439

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		11,155,945

REPURCHASE AGREEMENTS — 15.2%
Counterparty: Bank of Montreal
0.020% dated 1/31/14, due 2/3/14
in the amount of $72,909,122, fully collateralized by various U.S. Treasury obligations, par value $2,000 - $41,861,000, coupon range 0.25% - 3.63%, maturity range 5/15/14 - 11/15/43, value $74,367,223	72,909,000	72,909,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: Bank of Nova Scotia
0.020% dated 1/31/14, due 2/3/14
in the amount of $250,000,417, fully collateralized by various U.S. Government obligations, par value $1,711,000 - $6,000,000, coupon range 0.25% - 5.38%, maturity range 2/24/14 - 6/25/27, value $255,001,367	$250,000,000	$250,000,000
Counterparty: RBC Capital Markets
0.001% dated 1/31/14, due 2/3/14
in the amount of $75,000,006, fully collateralized by U.S. Treasury Notes, par value $17,160,400 - $38,192,600, coupon range 1.38% - 3.75%, maturity range 9/30/18 - 11/15/43, value $76,500,039	75,000,000	75,000,000
TOTAL REPURCHASE AGREEMENTS		397,909,000

TOTAL INVESTMENTS
(Cost $2,646,721,246)† — 100.8%		2,646,721,246
OTHER ASSETS AND LIABILITIES, NET — (0.8)%		(20,092,512)
NET ASSETS — 100.0%		$2,626,628,734

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2014, these securities amounted to $514,217,890 or 19.58% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.
(E)	Variable rate security. The rate shown is the current rate on January 31, 2014. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

DFA — Developmental Finance Authority

GO — General Obligation

GTY — Guarantee

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

SLA — Student Loan Authority

TECP — Tax Exempt Commercial Paper

As of January 31, 2014, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 80.6%
FANNIE MAE — 9.1%
1.25%, 2/27/14 (A)	$25,000,000	$25,019,882
2.75%, 3/13/14 (A)	55,000,000	55,163,400
1.13%, 6/27/14 (A)	6,975,000	7,003,076
0.88%, 8/28/14 (A)	885,000	888,752
4.63%, 10/15/14 (A)	1,800,000	1,856,322
		89,931,432
FANNIE MAE, DISCOUNT NOTE — 10.3%
0.05%, 4/15/13 (A) (B)	35,000,000	34,997,069
0.06%, 2/19/14 (A) (B)	12,500,000	12,499,656
0.08%, 3/12/14 (A) (B)	25,000,000	24,998,003
0.06%, 4/30/14 (A) (B)	30,000,000	29,995,967
		102,490,695
FEDERAL FARM CREDIT BANK — 9.2%
0.15%, 2/13/14	25,000,000	25,000,595
0.26%, 3/4/14	9,900,000	9,900,909
0.25%, 5/1/14	20,000,000	20,007,894
0.15%, 6/24/14	12,500,000	12,501,658
0.16%, 9/3/14	14,000,000	13,998,996
0.16%, 11/4/14	10,000,000	9,999,468
		91,409,520
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 1.3%
0.04%, 2/6/14 (B)	12,500,000	12,499,930

FEDERAL HOME LOAN BANK — 4.1%
0.04%, 2/7/14 (C)	12,500,000	12,499,908
0.08%, 3/10/14	15,000,000	14,999,913
0.13%, 3/19/14	12,500,000	12,499,670
		39,999,491
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 24.4%
0.08%, 2/15/13 (B)	40,000,000	39,999,655
0.08%, 2/12/14 (B)	25,000,000	24,999,427
0.05%, 2/14/14 (B)	50,000,000	49,999,142
0.06%, 3/26/14 (B)	25,000,000	24,997,976
0.05%, 3/28/14 (B)	57,400,000	57,395,276
0.12%, 5/28/14 (B)	45,000,000	44,983,325
		242,374,801
FREDDIE MAC — 0.5%
1.00%, 7/30/14 (A)	4,405,000	4,423,756

FREDDIE MAC, DISCOUNT NOTE — 21.7%
0.09%, 2/18/14 (A) (B)	80,000,000	79,996,751
0.08%, 3/31/14 (A) (B)	50,000,000	49,993,958
0.75%, 4/7/14 (A) (B)	25,000,000	24,996,615
0.05%, 4/14/14 (A)	24,616,000	24,613,785
0.08%, 4/15/14 (A) (B)	15,000,000	14,997,567
0.09%, 5/6/14 (A) (B)	10,000,000	9,997,650
0.09%, 6/4/14 (A) (B)	10,000,000	9,996,925
		214,593,251
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		797,722,876
REPURCHASE AGREEMENTS — 19.9%
Counterparty: Bank of Montreal 0.020% dated 1/31/14, due 2/3/14in the amount of $47,118,079, fully collateralized by U.S. Treasury Notes, par value $8,561,400 - $30,509,800, coupon range 0.38% - 2.13%, maturity range 8/31/15 - 1/31/21, value $48,060,432	47,118,000	47,118,000
Counterparty: Bank of Nova Scotia
0.020% dated 1/31/14, due 2/3/14
in the amount of $100,000,167, fully collateralized by U.S. Treasury Notes, par value $24,745,400 - $47,807,100, coupon range 0.38% - 1.00%, maturity range 1/31/16 - 6/30/16, value $102,000,254	100,000,000	100,000,000
Counterparty: RBC Capital Markets
0.001% dated 1/31/14, due 2/3/14
in the amount of $50,000,004 fully collateralized by a $50,906,700 U.S. Treasury Note, coupon 1.38%, maturity 9/30/18, value $51,000,078	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		197,118,000

TOTAL INVESTMENTS
(Cost $994,840,876)† — 100.5%		994,840,876
OTHER ASSETS AND LIABILITIES, NET — (0.5)%		(5,420,027)
NET ASSETS — 100.0%		$989,420,849

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2014. Date shown represents the next interest reset date.

As of January 31, 2014, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 95.0%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.21%, 2/6/14 (A)	$4,650,000	$4,650,000

ARIZONA — 1.4%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/14 (A)	12,870,000	12,870,000

CALIFORNIA — 4.8%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.02%, 2/6/14 (A)	2,700,000	2,700,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.05%, 2/5/14 (A)	740,000	740,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.03%, 2/5/14 (A)(B)	1,915,000	1,915,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.04%, 2/6/14 (A)	7,900,000	7,900,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/5/14 (A)	7,100,000	7,100,000
University of California, Ser AL-2, RB
0.03%, 2/6/14 (A)	23,000,000	23,000,000
		43,355,000
COLORADO — 0.3%
Boulder County, Housing Authority, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.14%, 2/6/14 (A)	955,000	955,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.09%, 2/6/14 (A)	1,900,000	1,900,000
		2,855,000
CONNECTICUT — 1.4%
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.02%, 2/6/14 (A)	8,690,000	8,690,000
Connecticut State, HEFA, Yale University Project, Ser Y-2, RB
0.01%, 2/1/14 (A)	3,460,000	3,460,000
		12,150,000
FLORIDA — 0.9%
Alachua County, Housing Finance Authority, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/5/14 (A)(B)	6,810,000	6,810,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/5/14 (A)(B)	2,100,000	2,100,000
		8,910,000
GEORGIA — 7.3%
Douglas County, Development Authority, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/6/14 (A)	3,800,000	3,800,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.04%, 2/6/14 (A)	20,000,000	20,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP
0.05%, 2/18/14	12,500,000	12,500,000
0.07%, 4/1/14	17,300,000	17,300,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.03%, 2/5/14 (A)	12,500,000	12,500,000
		66,100,000
IDAHO — 1.0%
Idaho State, TRAN
2.00%, 6/30/14	9,000,000	9,066,350

ILLINOIS — 9.3%
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.03%, 2/1/14 (A)	12,500,000	12,500,000
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.03%, 2/1/14 (A)	2,000,000	2,000,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.04%, 2/5/14 (A)	6,200,000	6,200,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.04%, 2/6/14 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.04%, 2/6/14 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.04%, 2/6/14 (A)	13,345,000	13,345,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.04%, 2/6/14 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.03%, 2/5/14 (A)	16,300,000	16,300,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.04%, 2/6/14 (A)	$3,600,000	$3,600,000
Illinois, EFA, TECP
0.08%, 3/6/14	14,575,000	14,575,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/6/14 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/5/14 (A)	3,630,000	3,630,000
		84,750,000
INDIANA — 1.0%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.19%, 2/6/14 (A)	275,000	275,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.04%, 2/6/14 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.04%, 2/5/14 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 2/5/14 (A)	3,000,000	3,000,000
		9,975,000
IOWA — 1.3%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/6/14 (A)	6,605,000	6,605,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/6/14 (A)	830,000	830,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/6/14 (A)	4,180,000	4,180,000
		11,615,000
KENTUCKY — 1.2%
City of Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.05%, 2/7/14 (A)	2,705,000	2,705,000
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 2/5/14 (A)	8,500,000	8,500,000
		11,205,000
MARYLAND — 2.8%
County of Montgomery Maryland, CHE Trinity Health Credit Group Project
0.12%, 3/1/14 (A)	13,910,000	13,910,000
John Hopkins University, TECP
0.09%, 2/19/14	7,000,000	7,000,000
0.10%, 4/3/14	4,700,000	4,700,000
		25,610,000
MASSACHUSETTS — 1.7%
Massachusetts State, HEFA, TECP
0.07%, 2/10/14	7,100,000	7,100,000
0.06%, 4/2/14	7,800,000	7,800,000
		14,900,000
MICHIGAN — 5.0%
Board of Trustee Michigan State University, TECP
0.09%, 5/2/14	24,800,000	24,800,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.06%, 2/6/14 (A)	8,040,000	8,040,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.01%, 2/1/14 (A)	12,540,000	12,540,000
		45,380,000
MINNESOTA — 5.7%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.04%, 2/6/14 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.04%, 2/6/14 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/6/14 (A)	23,985,000	23,985,000
University of Minnesota, TECP
0.09%, 6/3/14	10,000,000	10,000,000
		51,935,000
MISSOURI — 4.1%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.04%, 2/5/14 (A)	7,000,000	7,000,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.04%, 2/6/14 (A)	13,650,000	13,650,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.03%, 2/5/14 (A)	16,000,000	16,000,000
		36,650,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEVADA — 0.7%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/14 (A)	$6,000,000	$6,000,000

NEW MEXICO — 2.7%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 2/6/14 (A)	16,000,000	16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 2/6/14 (A)	8,400,000	8,400,000
		24,400,000
NEW YORK — 7.7%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/14 (A)	8,400,000	8,400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/7/14 (A)	5,000,000	5,000,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/5/14 (A)(B)	2,500,000	2,500,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.04%, 2/1/14 (A)	2,200,000	2,200,000
NYC, Water & Sewer System, Ser B-1, (LOC: U.S. Bank N.A.)
0.04%, 2/1/14 (A)	4,800,000	4,800,000
NYC, Water & Sewer System, Ser B-3, RB
0.05%, 2/1/14 (A)	2,200,000	2,200,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.03%, 2/5/14 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (A)	8,000,000	8,000,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (A)	4,800,000	4,800,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (A)	7,500,000	7,500,000
NYS, Liberty Development, World Trade Center Project, RB
0.23%, 3/19/14 (A)	6,000,000	6,000,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.15%, 3/1/14 (A)	3,500,000	3,500,000
Port Authority of New Jersey and New York, TECP
0.09%, 5/13/14	12,610,000	12,610,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.02%, 2/1/14 (A)	100,000	100,000
		71,610,000
OHIO — 2.7%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.04%, 2/6/14 (A)	7,500,000	7,500,000
Franklin County, Health Care, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.04%, 2/6/14 (A)	7,000,000	7,000,000
Parma, Hospital Improvement, Parma Community General Hospital Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.04%, 2/6/14 (A)	10,055,000	10,055,000
		24,555,000
OREGON — 1.1%
State of Oregon, Ser A, RB
1.50%, 7/31/14	10,000,000	10,065,111

PENNSYLVANIA — 2.1%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	14,000,000	14,000,000
Philadelphia, Authority for Industrial Development, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.04%, 2/6/14 (A)	5,325,000	5,325,000
		19,325,000
RHODE ISLAND — 0.1%
Rhode Island, Industrial Facilities Corp., Exxon Mobil Project, RB
0.03%, 2/1/14 (A)	900,000	900,000

TEXAS — 11.4%
Dallas Area Transit, TECP
0.10%, 2/11/14	8,300,000	8,300,000
0.11%, 4/7/14	9,000,000	9,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 2/6/14 (A)	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 2/6/14 (C) (D)	13,000,000	13,000,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.03%, 2/1/14 (A)	5,000,000	5,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Harris County, Cultural Education Facilities Finance Corp., Hermann Health Project, Ser D-3, RB, (LOC: Northern Trust Company)
0.03%, 2/6/14 (A)	$5,000,000	$5,000,000
Harris County, IDC, Exxon Project, AMT, RB
0.04%, 2/1/14 (A)	4,600,000	4,600,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.01%, 2/1/14 (A)	3,600,000	3,600,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.03%, 2/1/14 (A)	3,900,000	3,900,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.03%, 2/5/14 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/5/14 (A)	4,000,000	4,000,000
Texas A and M University, Permanent University Fund, RB
3.00%, 7/1/14	5,550,000	5,615,199
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.07%, 2/6/14 (A)(B)	5,700,000	5,700,000
University of Texas System, Ser B, RB
0.03%, 2/6/14 (A)	2,720,000	2,720,000
University of Texas, Permanent University Funding System, Ser A, RB
0.03%, 2/6/14 (A)	4,900,000	4,900,000
University of Texas, TECP
0.08%, 2/6/14	16,800,000	16,800,000
		105,135,199
UTAH — 1.5%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 2/6/14 (A)	4,260,000	4,260,000
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.05%, 2/6/14 (A)	9,225,000	9,225,000
		13,485,000
VIRGINIA — 4.8%
Norfolk IDA, TECP
0.13%, 3/7/14	7,000,000	7,000,000
University of Virginia, TECP
0.08%, 2/4/14	15,000,000	15,000,000
0.09%, 5/7/14	13,000,000	13,000,000
0.08%, 5/15/14	9,266,000	9,266,000
		44,266,000
WASHINGTON — 3.6%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.07%, 2/6/14 (A)	800,000	800,000
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.09%, 2/6/14 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/6/14 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.07%, 2/5/14 (A)	1,500,000	1,500,000
Washington State, Housing Finance Commission, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/6/14 (A)(B)	6,200,000	6,200,000
Washington State, Housing Finance Commission, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 2/6/14 (A)(B)	6,365,000	6,365,000
Washington State, Housing Finance Commission, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/6/14 (A)(B)	2,000,000	2,000,000
Washington State, Housing Finance Commission, Oxford Square Apartments Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.07%, 2/6/14 (A)	2,160,000	2,160,000
Washington State, Housing Finance Commission, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/6/14 (A)(B)	4,620,000	4,620,000
		33,065,000
WISCONSIN — 3.7%
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.11%, 3/4/14	14,000,000	14,000,000
0.11%, 3/18/14	6,000,000	6,000,000
0.08%, 6/4/14	14,000,000	14,000,000
		34,000,000
WYOMING — 3.2%
County of Sweetwater Wyoming, PacifiCorp Project, Ser A, (LOC: Bank of Nova Scotia)
0.04%, 2/5/14 (A)	19,600,000	19,600,000
Wyoming State, Student Loan Corp., Ser A-2, RB, (LOC: Royal Bank of Canada)
0.04%, 2/6/14 (A)	9,890,000	9,890,000
		29,490,000

TOTAL MUNICIPAL OBLIGATIONS		868,272,660

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Freddie Mac, MFC, Ser M001, Cl A, AMT
0.10%, 2/6/14 (C)	$15,208,698	$15,208,698
Freddie Mac, MFC, Ser M002, AMT, RB
0.14%, 2/6/14	19,191,568	19,191,568
Freddie Mac, MFC, Ser M008, AMT, RB
0.14%, 2/6/14 (D)	9,528,502	9,528,502

TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		43,928,768

TOTAL INVESTMENTS
(Cost $912,201,428)†— 99.8%		912,201,428
OTHER ASSETS AND LIABILITIES, NET — 0.2%		2,244,940
NET ASSETS — 100.0%		$914,446,368

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand.. The rate shown, which is subject to change, is the current rate on January 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2014. Date shown represents the final maturity date.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2014, these securities amounted to $22,528,502 or 2.46% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

Cl — Class

DFA — Development Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corp.

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN  — Tax & Revenue Anticipation Note

As of January 31, 2014, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 96.0%
CALIFORNIA — 96.0%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/6/14 (A) (B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser D2, RB
0.02%, 2/6/14 (B)	5,200,000	5,200,000
California Municipal Finance Authority, Exxon Mobile Project, AMT, RB
0.02%, 2/1/14 (B)	8,300,000	8,300,000
California State University, TECP
0.08%, 4/2/14	12,042,000	12,042,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.02%, 2/6/14 (B)	21,200,000	21,200,000
California State, EFA, Stanford University Project, Ser L, RB
0.03%, 2/5/14 (B)	2,955,000	2,955,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/5/14 (B)	9,000,000	9,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/5/14 (B)	5,100,000	5,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.03%, 2/5/14 (C)	14,525,000	14,525,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.03%, 2/5/14 (B)	10,000,000	10,000,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.03%, 2/6/14 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.03%, 2/5/14 (B)	10,110,000	10,110,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/1/14 (B)	1,935,000	1,935,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.03%, 2/1/14 (B)	3,000,000	3,000,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.03%, 2/5/14 (B)	14,500,000	14,500,000
California State, Health Facilities Financing Authority, TECP
0.13%, 6/4/14	5,650,000	5,650,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.05%, 2/5/14 (B)	16,700,000	16,700,000
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.03%, 2/5/14 (A) (B)	525,000	525,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/5/14 (A) (B)	2,200,000	2,200,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/5/14 (A) (B)	2,800,000	2,800,000
California State, HFA, Ser D, GO OF AGY
0.03%, 2/5/14 (B)	1,460,000	1,460,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/5/14 (B)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/1/14 (B)	1,000,000	1,000,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 2/6/14 (B)	2,700,000	2,700,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/6/14 (B)	5,970,000	5,970,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/6/14 (B)	4,100,000	4,100,000
California State, PCFA, Exxon Mobile Project, AMT, RB
0.01%, 2/1/14 (B)	6,795,000	6,795,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/1/14 (B)	3,400,000	3,400,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/1/14 (B)	5,200,000	5,200,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/1/14 (B)	$2,100,000	$2,100,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.01%, 2/1/14 (B)	13,000,000	13,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/6/14 (A) (B)	9,600,000	9,600,000
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.04%, 2/6/14 (B)	2,605,000	2,605,000
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/6/14 (A) (B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.06%, 2/6/14 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.04%, 2/6/14 (B)	16,500,000	16,500,000
Duarte Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.04%, 2/6/14 (B)	5,000,000	5,000,000
Duarte Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.04%, 2/6/14 (B)	7,000,000	7,000,000
Irvine Ranch, Water District, GO
0.05%, 2/1/14 (B)	10,000,000	10,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.02%, 2/1/14 (B)	5,620,000	5,620,000
Irvine, Assessment District No. 03-19, Ser A, SAB
0.06%, 2/1/14 (B)	6,600,000	6,600,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/1/14 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/6/14 (A) (B)	7,100,000	7,100,000
Los Angeles County, Ser A, TRAN
2.00%, 2/28/14	16,000,000	16,021,600
Los Angeles County, TECP
0.12%, 2/12/14	5,000,000	5,000,000
0.07%, 3/6/14	1,600,000	1,600,000
Port of Oakland
0.12%, 3/6/14	7,133,000	7,133,000
San Diego County, COP, (LOC: Northern Trust Company)
0.04%, 2/6/14 (B)	2,250,000	2,250,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/5/14 (B)	6,900,000	6,900,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.06%, 2/6/14 (B)	1,375,000	1,375,000
Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/5/14 (B)	5,000,000	5,000,000
University of California, Ser AL-1, RB
0.03%, 2/6/14 (B)	3,000,000	3,000,000
University of California, Ser AL-2, RB
0.03%, 2/6/14 (B)	16,000,000	16,000,000
University of California, Ser AL-4
0.02%, 2/6/14 (B)	3,000,000	3,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/5/14 (B)	7,300,000	7,300,000
TOTAL MUNICIPAL OBLIGATIONS		377,533,600
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
Freddie Mac, MFC, Ser M001, Cl A, AMT
0.10%, 2/6/14 (C)	14,246,748	14,246,748
Freddie Mac, MFC, Ser M007, Cl A, AMT
0.14%, 2/6/14 (C)	9,627,194	9,627,195
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		23,873,943

TOTAL INVESTMENTS
(Cost $401,407,543)† — 102.1%		401,407,543
OTHER ASSETS AND LIABILITIES, NET — (2.1)%		(8,348,838)
NET ASSETS — 100.0%		$393,058,705

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand.. The rate shown, which is subject to change, is the current rate on January 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2014. Date shown represents the final maturity date.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

ABAG — Association of Bay Area Government

AGY — Agency

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

HFA — Housing Finance Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN  — Tax & Revenue Anticipation Note

As of January 31, 2014, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 98.9%
NEW YORK — 98.9%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/6/14 (A) (B)	$5,020,000	$5,020,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.08%, 2/6/14 (B)	1,915,000	1,915,000
Long Island, Power Authority, Ser 1B, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 2/1/14 (B)	4,500,000	4,500,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/14 (B)	8,500,000	8,500,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.05%, 2/5/14 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/7/14 (B)	5,000,000	5,000,000
NYC, HDC, 461 Dean Street Development Project, Ser S, RB, (LOC: Bank of New York Mellon)
0.03%, 2/5/14 (B)	7,000,000	7,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.04%, 2/5/14 (A) (B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/5/14 (A) (B)	7,800,000	7,800,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/5/14 (A) (B)	5,000,000	5,000,000
NYC, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 2/5/14 (B)	2,405,000	2,405,000
NYC, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 2/6/14 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.02%, 2/1/14 (B)	4,490,000	4,490,000
NYC, Municipal Water Finance Authority, Ser B-4, RB
0.02%, 2/1/14 (B)	1,150,000	1,150,000
NYC, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.02%, 2/1/14 (B)	1,000,000	1,000,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.02%, 2/1/14 (B)	2,700,000	2,700,000
NYC, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.03%, 2/1/14 (B)	2,770,000	2,770,000
NYC, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 2/5/14 (B)	2,800,000	2,800,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.02%, 2/1/14 (B)	3,300,000	3,300,000
NYC, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.03%, 2/1/14 (B)	5,475,000	5,475,000
NYC, Water & Sewer System, RB
0.04%, 2/1/14 (B)	200,000	200,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.02%, 2/5/14 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.03%, 2/6/14 (B)	7,525,000	7,525,000
NYS, Dormitory Authority, Ser C, RB
4.00%, 3/15/14	1,895,000	1,903,446
NYS, Dormitory Authority, TECP
0.07%, 5/5/14	9,000,000	9,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.03%, 2/5/14 (B)	7,500,000	7,500,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/5/14 (A) (B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/5/14 (A) (B)	3,000,000	3,000,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.04%, 2/5/14 (A) (B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.05%, 2/5/14 (A) (B)	6,300,000	6,300,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.04%, 2/5/14 (A) (B)	2,050,000	2,050,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.04%, 2/5/14 (A) (B)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (B)	4,415,000	4,415,000
NYS, HFA, Gotham West Housing Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (B)	1,200,000	1,200,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (B)	3,000,000	3,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, HFA, West 30th Street Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (B)	$1,000,000	$1,000,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (B)	7,500,000	7,500,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/5/14 (A) (B)	3,000,000	3,000,000
NYS, Liberty Development, World Trade Center Project, RB
0.23%, 3/19/14 (B)	7,000,000	7,000,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York Mellon)
0.15%, 3/1/14 (B)	6,000,000	6,000,000
Port Authority of New Jersey and New York, TECP
0.09%, 5/13/14	3,000,000	3,000,000
Port Authority of New York and New Jersey, TECP
0.12%, 2/19/14	7,025,000	7,025,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.03%, 2/6/14 (B)	4,475,000	4,475,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/14 (B)	3,095,000	3,095,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.04%, 2/5/14 (B)	3,745,000	3,745,000
Triborough Bridge & Tunnel Authority, Ser B-3, RB
0.04%, 2/1/14 (B)	2,400,000	2,400,000
TOTAL MUNICIPAL OBLIGATIONS		185,858,446
(Cost $185,858,446)†— 98.9%
OTHER ASSETS AND LIABILITIES, NET — 1.1%		2,044,501
NET ASSETS — 100.0%		$187,902,947

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of January 31, 2014, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 29.9%
Board of Trustee Michigan State, TECP
0.09%, 2/6/14	$5,000,000	$5,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/14 (A)	3,200,000	3,200,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.02%, 2/6/14 (A)	600,000	600,000
Gulf Coast, IDA, RB
0.02%, 2/1/14 (A)	5,000,000	5,000,000
Harris County, IDC, AMT, RB
0.04%, 2/1/14 (A)	3,100,000	3,100,000
Los Angeles Municipal, TECP
0.14%, 2/5/14	4,500,000	4,500,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.04%, 2/1/14 (A)	1,855,000	1,855,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 2/6/14 (A)	2,000,000	2,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.04%, 2/1/14 (A)	5,000,000	5,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.03%, 2/5/14 (A)	500,000	500,000
NYS, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/5/14 (A)	5,000,000	5,000,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 2/5/14 (A)	2,000,000	2,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 2/5/14 (A)	2,800,000	2,800,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.03%, 2/5/14 (A)	4,000,000	4,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (A)	300,000	300,000
University of California, Ser Z-2, RB
0.09%, 2/6/14 (A)	1,000,000	1,000,000
University of California, TECP
0.07%, 3/5/14	2,000,000	1,999,876
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.03%, 2/1/14 (A)	5,000,000	5,000,000
University of Texas Permanent Fund, TECP
0.08%, 2/11/14	1,000,000	1,000,000
0.10%, 4/2/14	4,000,000	4,000,000
0.13%, 5/19/14	1,000,000	1,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.03%, 2/1/14 (A)	4,980,000	4,980,000
Wisconsin State, TECP
0.06%, 2/5/14	1,000,000	1,000,000
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.11%, 3/4/14	4,000,000	4,000,000
TOTAL MUNICIPAL OBLIGATIONS		64,334,876
COMMERCIAL PAPER — 29.5%
BANKS — 3.7%
Bank of Nova Scotia
0.16%, 3/28/14 (B)	2,000,000	1,999,511
Caisse Centrale Desjardins du Quebec
0.13%, 2/7/14 (B) (C)	2,000,000	1,999,957
0.17%, 3/13/14 (B) (C)	3,000,000	2,999,433
0.22%, 3/17/14 (B) (C)	1,000,000	999,731
		7,998,632
DOMESTIC/FOREIGN BANK SUPPORTED — 1.4%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.14%, 3/19/14 (B) (C)	3,000,000	2,999,464

INDUSTRIAL & OTHER COMMERCIAL PAPER — 24.4%
Board of Trustees of The Leland Stanford Junior University
0.09%, 3/27/14 (B)	1,348,000	1,347,818
CDP Financial
0.15%, 3/17/14 (B)	2,000,000	1,999,633
0.12%, 3/18/14 (B)	2,000,000	1,999,700
Coca-Cola
0.14%, 2/18/14 (B) (C)	2,000,000	1,999,868
0.14%, 2/21/14 (B) (C)	1,000,000	999,922
Dean Health Systems
0.11%, 3/6/14 (B)	3,000,000	2,999,697
General Electric Capital
0.20%, 5/20/14 (B)	2,800,000	2,798,320
Merck & Co.
0.04%, 2/6/14 (B) (C)	2,000,000	1,999,989
National Australia Funding Delaware
0.13%, 4/2/14 (B) (C)	2,000,000	1,999,567
0.16%, 5/5/14 (B) (C)	1,000,000	999,600
0.19%, 5/20/14 (B) (C)	2,000,000	1,998,890
Old Line Funding
0.20%, 6/30/14 (B) (C)	4,000,000	3,996,689
President and Fellows of Harvard College
0.09%, 3/20/14 (B)	3,169,000	3,168,628
Procter & Gamble
0.07%, 2/28/14 (B) (C)	3,000,000	2,999,843
Province of British Columbia Canada
0.13%, 2/19/14 (B)	2,000,000	1,999,870
Province of Ontario Canada
0.11%, 4/24/14 (B)	2,300,000	2,299,424

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PSP Capital
0.14%, 3/13/14 (B) (C)	$1,000,000	$999,844
0.11%, 3/21/14 (B) (C)	2,000,000	1,999,707
0.14%, 4/4/14 (B) (C)	1,000,000	999,759
0.14%, 4/8/14 (B) (C)	1,000,000	999,743
0.13%, 4/30/14 (B) (C)	1,000,000	999,682
Trinity Health
0.15%, 3/12/14 (B)	2,000,000	1,999,675
University of California
0.10%, 2/13/14 (B)	3,000,000	2,999,900
Yale University
0.14%, 3/11/14 (B)	2,000,000	1,999,704
0.10%, 4/1/14 (B)	4,000,000	3,999,344
		52,604,816
TOTAL COMMERCIAL PAPER		63,602,912
CERTIFICATES OF DEPOSIT — 6.6%
Australia & New Zealand Banking Group, NY
0.18%, 2/20/14	2,000,000	2,000,000
Bank of Montreal Chicago
0.15%, 4/9/14	1,000,000	1,000,000
0.21%, 5/1/14	1,000,000	1,000,025
Bank of Nova Scotia
0.19%, 5/8/14	1,000,000	1,000,000
0.28%, 11/6/14	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, NY
0.26%, 11/7/14	1,000,000	1,000,000
0.24%, 12/4/14	1,000,000	1,000,000
National Bank of Canada, NY
0.19%, 4/22/14	2,000,000	2,000,000
0.35%, 8/21/14	300,000	300,183
Royal Bank of Canada, NY
0.19%, 4/7/14	1,000,000	1,000,000
0.23%, 6/9/14	1,000,000	1,000,000
Westpac Banking Corp.
0.14%, 3/31/14	2,000,000	2,000,000
TOTAL CERTIFICATES OF DEPOSIT		14,300,208
CORPORATE OBLIGATIONS — 3.1%
BANKS — 1.6%
Bank of Montreal MTN
1.75%, 4/29/14	1,480,000	1,485,529
Bank of New York Mellon MTN
4.30%, 5/15/14	1,274,000	1,288,629
Commonwealth Bank of Australia
2.13%, 3/17/14 (C)	1,000,000	1,002,317
National Australia Bank
2.25%, 4/11/14 (C)	500,000	501,914
Royal Bank of Canada MTN
1.45%, 10/30/14	700,000	705,734
US Bancorp MTN
4.20%, 5/15/14	233,000	235,624
		5,219,747
FINANCIALS — 1.5%
General Electric Capital MTN
5.90%, 5/13/14	1,890,000	1,919,692
4.75%, 9/15/14	305,000	313,469
2.15%, 1/9/15	1,000,000	1,017,638
		3,250,799
TOTAL CORPORATE OBLIGATIONS		8,470,546
REGIONAL GOVERNMENT OBLIGATION— 2.4%
Province of Ontario
4.10%, 6/16/14	3,400,000	3,449,135
TOTAL REGIONAL GOVERNMENT OBLIGATION		3,449,135
REPURCHASE AGREEMENTS — 26.4%
Counterparty: Bank of Montreal
0.020% dated 1/31/14, due 02/3/14
in the amount of $16,784,028, fully collateralized by various U.S. Treasury obligations, par value $6,258,600- $9,040,500, coupon range 1.38%- 2.13%, maturity range 7/31/18- 2/15/40, value $17,119,730	16,784,000	16,784,000
Counterparty: Bank of Nova Scotia
0.020% dated 1/31/14, due 02/3/14
in the amount of $30,000,050, fully collateralized by a $30,590,500 U.S. Treasury obligation, coupon 0.38%, maturity 1/31/16, value $30,600,075	30,000,000	30,000,000
Counterparty: RBC Capital Markets
0.001% dated 1/31/14, due 02/3/14
in the amount of $10,000,001, fully collateralized by a $10,200,800 U.S. Treasury obligation, coupon 0.00%, maturity 3/27/14, value $10,200,004	10,000,000	10,000,000
TOTAL REPURCHASE AGREEMENTS		56,784,000
TOTAL INVESTMENTS
(Cost $215,441,677) — 100.0%		215,441,677
OTHER ASSETS AND LIABILITIES, NET — 0.0%		95,009
NET ASSETS — 100.0%		$215,536,686

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2014. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2014, these securities amounted to $33,495,919 or 15.54% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

GTY — Guarantee

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTN — Medium Term Note

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

January 31, 2014 (unaudited)

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

SLA — Student Loan Authority

TECP — Tax Exempt Commercial Paper

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 101.0%
ALASKA — 0.8%
Valdez, Marine Terminal, Exxon Pipeline Project, RB
0.02%, 2/1/14 (A)	$500,000	$500,000

CALIFORNIA — 5.0%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.02%, 2/6/14 (A)	1,300,000	1,300,000
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/1/14 (A)	400,000	400,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.02%, 2/6/14 (A)	600,000	600,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/5/14 (A)	1,000,000	1,000,000
		3,300,000
CONNECTICUT — 1.2%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser V-1, RB
0.03%, 2/1/14 (A)	790,000	790,000

GEORGIA — 6.5%
Metropolitan Atlanta Rapid Transit Authority, TECP
0.07%, 4/1/14	2,700,000	2,700,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.03%, 2/5/14 (A)	1,500,000	1,500,000
		4,200,000
IDAHO — 1.6%
Idaho State, TRAN
2.00%, 6/30/14	1,000,000	1,007,372

ILLINOIS — 10.0%
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.06%, 2/1/14 (A)	2,500,000	2,500,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.04%, 2/6/14 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 2/5/14 (A)	500,000	500,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.03%, 2/5/14 (A)	600,000	600,000
Illinois, EFA, TECP
0.08%, 3/6/14	2,500,000	2,500,000
		6,550,000
INDIANA — 0.5%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.04%, 2/6/14 (A)	300,000	300,000

IOWA — 1.5%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/6/14 (A)	955,000	955,000

KENTUCKY — 0.8%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 2/5/14 (A)	500,000	500,000

MARYLAND — 4.3%
John Hopkins University, TECP
0.09%, 2/19/14	2,000,000	2,000,000
0.10%, 4/3/14	800,000	800,000
		2,800,000
MASSACHUSETTS — 4.2%
Massachusetts State, HEFA, TECP
0.07%, 2/10/14	2,000,000	2,000,000
0.06%, 4/2/14	700,000	700,000
		2,700,000
MICHIGAN — 9.1%
Board of Trustee Michigan State University, TECP
0.09%, 5/2/14	2,800,000	2,800,000
Michigan State, HFA, TECP
0.07%, 5/15/14	2,400,000	2,400,000
University of Michigan, Ser D-1, RB
0.02%, 2/1/14 (A)	700,000	700,000
		5,900,000
MINNESOTA — 5.3%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.04%, 2/6/14 (A)	1,000,000	1,000,000
University of Minnesota, TECP
0.09%, 6/3/14	2,500,000	2,500,000
		3,500,000
MISSOURI — 1.4%
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.03%, 2/5/14 (A)	930,000	930,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW MEXICO — 1.6%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 2/6/14 (A)	$1,050,000	$1,050,000

NEW YORK — 15.7%
Long Island, Power Authority, Sub-Ser 1B-RMKT, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 2/1/14 (A)	400,000	400,000
NYC, Municipal Water Finance Authority, Sub-Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.03%, 2/6/14 (A)	500,000	500,000
NYC, Water & Sewer System, RB
0.04%, 2/1/14 (A)	2,500,000	2,500,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/14 (A)	1,200,000	1,200,000
NYS, Liberty Development, World Trade Center Project, RB
0.23%, 12/1/49 (A)	2,000,000	2,000,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York Mellon)
0.15%, 3/1/16 (A)	500,000	500,000
Port Authority of New Jersey and New York, TECP
0.09%, 5/13/14	2,800,000	2,800,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.02%, 2/1/14 (A)	300,000	300,000
		10,200,000
PENNSYLVANIA — 1.5%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	1,000,000	1,000,000

TEXAS — 10.6%
Dallas Area Transit, TECP
0.10%, 2/11/14	1,700,000	1,700,000
0.11%, 4/7/14	1,000,000	1,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 2/6/14 (A)	650,000	650,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 2/6/14 (A) (B)	1,000,000	1,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.04%, 2/1/14 (A)	400,000	400,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/5/14 (A)	1,000,000	1,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.03%, 2/5/14 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/5/14 (A)	400,000	400,000
Texas A and M University, Permanent University Fund, RB
3.00%, 7/1/14	300,000	303,524
		6,953,524
UTAH — 2.5%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.05%, 2/6/14 (A)	1,600,000	1,600,000

VIRGINIA — 9.1%
Norfolk IDA, TECP
0.13%, 3/7/14	2,700,000	2,700,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.10%, 2/5/14 (A)(C)	200,000	200,000
University of Virginia, TECP
0.08%, 2/4/14	2,750,000	2,750,000
0.09%, 5/7/14	300,000	300,000
		5,950,000
WASHINGTON — 2.9%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.09%, 2/6/14 (A)	510,000	510,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/6/14 (A)(C)	600,000	600,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.07%, 2/5/14 (A)	800,000	800,000
		1,910,000
WISCONSIN — 4.9%
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.11%, 3/4/14	1,731,000	1,731,000
0.11%, 3/18/14	469,000	469,000
0.08%, 6/4/14	1,000,000	1,000,000
		3,200,000
TOTAL MUNICIPAL OBLIGATIONS		65,795,896
TOTAL INVESTMENTS
(Cost $65,795,896) — 101.0%		65,795,896
OTHER ASSETS AND LIABILITIES, NET — (1.0)%		(631,624)
NET ASSETS — 100.0%		$65,164,272

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2014 (unaudited)

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2014. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2014, these securities amounted to $1,000,000 or 1.53% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax

CALSTERS — California State Teachers’ Retirement System

EFA — Education Facilities Authority

GO — General Obligation

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MHF — Multi-Family Housing

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 76.0%
FANNIE MAE — 7.1%
1.25%, 2/27/14 (B)	$25,000,000	$25,019,882
2.75%, 3/13/14 (B)	37,499,000	37,611,576
1.13%, 6/27/14 (B)	6,975,000	7,003,076
0.88%, 8/28/14 (B)	880,000	883,731
4.63%, 10/15/14 (B)	1,791,000	1,847,040
		72,365,305
FANNIE MAE, DISCOUNT NOTE — 13.7%
0.05%, 4/15/13 (A) (B)	42,500,000	42,496,441
0.06%, 2/19/14 to 4/30/14(A)(B)	32,400,000	32,396,970
0.07%, 3/12/14 (A) (B)	25,000,000	24,998,003
0.07%, 3/19/14 (A) (B)	41,700,000	41,696,270
		141,587,684
FEDERAL FARM CREDIT BANK — 8.9%
0.15%, 2/13/14 to 6/24/14	36,672,000	36,674,234
0.26%, 3/4/14	9,900,000	9,900,909
0.25%, 5/1/14	23,150,000	23,159,137
0.16%, 9/3/14 to 11/04/14	20,000,000	19,998,751
		89,733,031
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 4.4%
0.04%, 2/6/14 (A)	12,500,000	12,499,931
0.13%, 3/5/14 (A)	32,500,000	32,496,244
		44,996,175
FEDERAL HOME LOAN BANK — 3.9%
0.04%, 2/7/14 (C)	12,500,000	12,499,908
0.08%, 3/10/14	15,000,000	14,999,913
0.13%, 3/19/14	12,500,000	12,499,670
		39,999,491
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 23.1%
0.08%, 2/5/10 (A)	12,000,000	11,999,897
0.08%, 2/12/14 (A)	25,000,000	24,999,427
0.05%, 2/14/14 (A)	50,000,000	49,999,142
0.03%, 3/12/14 (A)	20,500,000	20,499,334
0.06%, 3/26/14 (A)	25,000,000	24,997,976
0.07%, 3/28/14 (A)	75,000,000	74,991,979
0.12%, 5/28/14 (A)	30,000,000	29,988,883
		237,476,638
FREDDIE MAC — 0.4%
1.00%, 7/30/14 (B)	4,595,000	4,614,564

FREDDIE MAC, DISCOUNT NOTE — 14.5%
0.09%, 2/18/14 (A) (B)	20,000,000	19,999,188
0.08%, 3/31/14 (A) (B)	50,000,000	49,993,958
0.75%, 4/7/14 (A) (B)	25,000,000	24,996,615
0.08%, 4/15/14 (A) (B)	25,000,000	24,995,944
0.09%, 5/6/14 (A) (B)	20,000,000	19,995,300
0.09%, 6/4/14 ((A) (B)	10,000,000	9,996,925
		149,977,930
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		780,750,818
REPURCHASE AGREEMENTS — 23.9%
Counterparty: Bank of Montreal
0.020% dated 1/31/14, due 02/3/14
in the amount of $95,415,159, fully collateralized by various U.S. Treasury obligations, par value $42,000-$52,026,900, coupon range 0.00%-2.75%, maturity range 11/13/14-11/15/23, value $97,023,435	95,415,000	95,415,000
Counterparty: Bank of Nova Scotia
0.020% dated 1/31/14, due 02/3/14
in the amount of $100,000,167, fully collateralized by a $101,968,300 U.S. Treasury obligation, coupon 0.38%, maturity 1/31/16, value $102,000,216	100,000,000	100,000,000
Counterparty: RBC Capital Markets
0.001% dated 1/31/14, due 02/3/14
in the amount of $50,000,004, fully collateralized by various U.S. Treasury obligations, par value $25,739,300-$26,943,500, coupon range 0.00%-1.63%, maturity range 3/27/14-8/15/22, value $51,000,020	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		245,415,000

TOTAL INVESTMENTS
(Cost $1,026,165,818) — 99.9%		1,026,165,818
OTHER ASSETS AND LIABILITIES, NET — 0.1%		587,000
NET ASSETS — 100.0%		$1,026,752,818

(A)	The rate shown is the effective yield at time of purchase.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2014. Date shown represents the next interest reset date.

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

January 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 46.1%
U.S. Treasury Bill
0.04%, 4/10/14 (A)	$50,000,000	$49,996,648
0.03%, 4/24/14 (A)	50,000,000	49,995,729
0.03%, 5/8/14 (A)	30,000,000	29,997,960
0.03%, 5/15/14 (A)	30,000,000	29,997,382
0.07%, 7/24/14 (A)	20,000,000	19,993,080
		149,982,839
U.S. Treasury Note
0.25%, 3/31/14	50,000,000	50,013,681

TOTAL U.S. TREASURY OBLIGATIONS		229,994,480
REPURCHASE AGREEMENTS — 53.9%
Counterparty: Bank of Montreal
0.020% dated 1/31/14, due 02/3/14
in the amount of $94,375,157, fully collateralized by various U.S. Treasury obligations, par value $68,500- $54,885,200, coupon range 1.38%- 3.75%, maturity range 5/31/20- 2/15/40, value $96,263,588	94,376,000	94,376,000
Counterparty: Bank of Nova Scotia
0.020% dated 1/31/14, due 02/3/14
in the amount of $110,000,183, fully collateralized by a $112,165,100 U.S. Treasury obligation, coupon 0.378%, maturity 1/31/16, value $112,200,208	110,000,000	110,000,000
Counterparty: RBC Capital Markets
0.001% dated 1/31/14, due 02/3/14
in the amount of $65,000,005, fully collateralized by a $70,711,100 U.S. Treasury obligation, coupon 1.63%, maturity 8/15/22, value $66,300,045	65,000,000	65,000,000
TOTAL REPURCHASE AGREEMENTS		269,376,000
TOTAL INVESTMENTS
(Cost $499,370,480) — 100.0%		499,370,480
OTHER ASSETS AND LIABILITIES, NET — 0.0%		27,546
NET ASSETS — 100.0%		$499,398,026

(A)	The rate shown is the effective yield at time of purchase.

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ Kevin LeBlanc, President

Date: March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin LeBlanc, President

Date: March 24, 2014

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: March 24, 2014

* Print the name and title of each signing officer under his or her signature.